UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22445

PINNACLE CAPITAL MANAGEMENT FUNDS TRUST

 (Exact name of registrant as specified in charter)

PINNACLE CAPITAL MANAGEMENT FUNDS TRUST

100 Limestone Plaza

 Fayetteville,  NY 13066

(Address of principal executive offices)(Zip code)

Capitol Services, Inc.

615 S. Dupont Hwy.

Dover, DE  19901

(Name and address of agent for service)

Registrant's telephone number, including area code: (315) 234-9716

Date of fiscal year end: October 31

Date of reporting period: April 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

APRIL 30, 2011

(UNAUDITED)

Pinnacle Capital Management Balanced Fund
Portfolio Illustration
April 30, 2011 (Unaudited)

The following chart gives a visual breakdown of the Fund by the industry sectors.
The underlying securities are represented as a percentage of the portfolio of investments.

	Pinnacle Capital Management Balanced Fund
	Schedule of Investments
	April 30, 2011 (Unaudited)

Shares		Value

COMMON STOCK - 70.15%

Accident & Health Insurance - 2.34%
1,540	Aflac, Inc.	$ 86,533

Agricultural Chemicals - 3.13%
139	Agrium, Inc.	12,570
63	CF Industries Holding, Inc.	8,918
384	Monsanto Co.	26,127
319	Mosaic Co.	23,880
476	Potash Corp of Saskatchewan, Inc.	26,837
244	Syngenta AG ADR	17,261
		115,593
Air Courier Services - 2.25%
870	Fedex Corp.	83,233

Aircraft Engines & Engine Parts - 2.56%
1,055	United Technologies Corp.	94,507

Balls & Roller Bearings - 2.65%
1,734	Timken Co.	97,780

Biological Products (No Disgnostic Substances) - 2.39%
1,597	Life Technologies Corp. *	88,154

Communications Equipment, NEC - 1.42%
9,745	China Security & Surveillance Technology Inc. *	52,428

Computer & Office Equipment - 4.48%
482	Interntaional Business Machines Corp.	82,220
2,060	Hewlett Packard Co. *	83,162
		165,382
Computer Peripheral Equipment, NEC - 3.01%
11,012	Xerox Corp.	111,111

Computer Storage Devices - 2.46%
3,213	EMC Corp. *	91,056

Construction Machinery & Equipment - 2.74%
206	CNH Global NV *	9,950
792	Caterpillar, Inc.	91,405
		101,355
Crude Petroleum & Natural Gas 2.49%
691	Apache Corp.	92,159

Electric & Other Electrical Equipment - 2.31%
4,166	General Electric Co.	85,195

Farm Machinery & Equipment - 0.76%
287	Deere & Co.	27,982

Fats & Oils - 0.65%
383	Archer Daniels Midland Co.	14,179
130	Bunge Ltd.	9,807
		23,986
Food and Kindred Products - 3.62%
1,384	Kraft Foods, Inc.	46,489
2,681	Unilever Plc. ADR	87,320
		133,809
General Industrial Machinery & Equipment, Nec - 1.44%
913	Pall Corp.	53,356

Grain Mill Products - 2.33%
1,500	Kellogg Co.	85,905

Meat Products - 2.35%
4,198	Brasil Foods S.A. ADR	86,941

Paperboard Mills - 2.43%
3,815	Temple Inland, Inc.	89,767

Pharmaceutical Preparations - 4.61%
1,708	Teva Pharmaceutical Industries Ltd. ADR	78,107
3,695	Mylan, Inc. *	92,079
		170,186
Pumps & Pumping Equipment - 2.25%
1,439	ITT Corp.	83,160

Refuse Systems - 2.33%
2,177	Waste Management, Inc.	85,904

Semiconductors & Related Devices - 2.52%
4,019	Intel Corp. *	93,040

Services-Computer Integrated Systems Design - 1.32%
800	Caci International, Inc. Class A *	48,888

Services-Miscellaneous Amusement & Recreation - 2.29%
1,961	Walt Disney Co.	84,519

Services-Prepackaged Software - 4.59%
3,451	Microsoft Corp.	89,450
1,442	Intuit, Inc. *	80,117
		169,567
Telecom Services - Foreign - 2.43%
614	Seimens AG ADR	89,607

TOTAL FOR COMMON STOCK (Cost $2,469,171) - 70.15%		2,591,103

CORPORATE BONDS - 27.72%

Commercial Banks-Central US 0.83%
25,000	LaSalle Bank NA BAC 2.50% 10/8/2013	30,657

Consumer Products-Misc. - 1.83%
60,000	Clorox Co. 5.95% 10/15/2017	67,521

Data Processing/Mgmt. - 0.88%
30,000	Dun & Bradstreet Corp. 6.00% 4/1/2013	32,388

Diversified Banking Inst. - 1.39%
25,000	JP Morgan Chase & Co. 5.25% 5/1/2015	27,111
25,000	Morgan Stanley 3.68% 3/1/2020 **	24,000
		51,111
Electric Products-Misc. - 3.31%
108,000	Emerson Electric Co. 5.375% 10/15/2017	122,370

Electric-Integrated - 3.02%
45,000	Empresa Nacional De Electric 8.625% 8/1/2015	53,729
50,000	Public Service Electric & Gas 6.75% 1/1/2016	57,658
		111,387
Finance-Commercial - 1.84%
70,000	Transamerica Fin. Corp. 0.00% 9/1/2012 *	68,053

Finance-Consumer Loans - 1.19%
42,000	HSBC Finance Corp. 5.60% 2/15/2018	44,093

Finance-Credit Card - 3.24%
120,000	Amer Express Credit Co. 2.75% 9/15/2015	119,620

Finance-Invest Bnkr/Brkr - 1.45%
50,000	Merrill Lynch & Co. 5.00% 2/3/2014	53,662

Home Decoration Products - 1.56%
55,000	Newell Rubbermaid Inc. 6.75% 3/15/2012	57,700

Retail-Restaurants - 1.14%
40,000	Yum! Brands Inc. 4.25% 9/15/2015	42,181

Super-Regional Banks US - 2.05%
70,000	Wells Fargo & Co. 5.00% 11/15/2014	75,792

Telephone-Integrated - 3.09%
100,000	Verizon Communications 6.10% 4/15/2018	113,945

Transport-Equipment & Leasing - 0.90%
32,000	Gatx Corp. 4.75% 10/1/2012	33,404

TOTAL FOR CORPORATE BONDS (Cost 1,021,675) - 27.72%		1,023,884

SHORT TERM INVESTMENTS - 1.67%
61,806	Fidelity Institutional Money Market Portfolio 0.23% ** (Cost $61,806)	61,806

TOTAL INVESTMENTS (Cost $3,552,652) - 99.54%		3,676,793

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.46%		16,981

NET ASSETS - 100.00%		$ 3,693,774

ADR - American Depositary Receipt
* Non-income producing securities during the period.
** Variable Rate Security, the coupon rate shown represents the yield at April 30, 2011.
The accompanying notes are an integral part of these financial statements.

Pinnacle Capital Management Balanced Fund
Statement of Assets and Liabilities
April 30, 2011 (Unaudited)

Assets:
Investments in Securities, at Value (Cost $3,552,652)	$ 3,676,793
Cash	4,073
Receivables:
Shareholder Subscription	10,000
Dividends and Interest	10,812
Total Assets	3,701,678
Liabilities:
Payables:
Accrued Adviser Fees	2,071
Accrued Service Fees	663
Distribution Fees	5,170
Total Liabilities	7,904
Net Assets	$ 3,693,774

Net Assets Consist of:
Paid In Capital	$ 3,572,367
Accumulated Undistributed Net Investment Loss	(2,734)
Accumulated Net Realized Gain on Investments	-
Net Unrealized Appreciation in Value of Investments	124,141
Net Assets, for 356,899 Shares Outstanding	$ 3,693,774

Net Asset Value and Redemption Price Per Share	$ 10.35

Minimum Redemption Price Per Share ($10.35 x 0.99) *	$ 10.25

* The Fund will impose a 1.00% redemption fee on shares redeemed within 60 days of purchase.  In addition, redemptions may be subject to a 1.00% contingent deferred sales charge (CDSC fee) if shares are redeemed less than one year after the original purchase.

The accompanying notes are an integral part of these financial statements.

Pinnacle Capital Management Balanced Fund
Statement of Operations
For the Period January 21, 2011, (Commencement of Operations)
through April 30, 2011 (Unaudited)

Investment Income:
Dividends	$ 7,716
Interest	5,000
Total Investment Income	12,716

Expenses:
Advisory Fees (Note 4)	5,823
Service Fees	1,863
Distribution Fees	7,764
Total Expenses	15,450

Net Investment Loss	(2,734)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain on Investments	-
Net Change in Unrealized Appreciation on Investments	124,141
Realized and Unrealized Gain on Investments	124,141

Net Increase in Net Assets Resulting from Operations	$ 121,407

The accompanying notes are an integral part of these financial statements.

Pinnacle Capital Management Balanced Fund
Statements of Changes in Net Assets

(Unaudited)
Period Ended *
4/30/2011
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (2,734)
Net Realized Gain on Investments	-
Unrealized Appreciation on Investments	124,141
Net Increase in Net Assets Resulting from Operations	121,407

Distributions to Shareholders:
Net Investment Income	-
Realized Gains	-
Total Dividends and Distributions Paid to Shareholders	-

Capital Share Transactions (Note 5):
Proceeds from Sale of Shares	3,591,317
Shares Issued on Reinvestment of Dividends	-
Cost of Shares Redeemed	(18,950)
Net Increase in Net Assets from Shareholder Activity	3,572,367

Net Assets:
Net Increase in Net Assets	3,693,774
Beginning of Period	-
End of Period (Including Accumulated Undistributed Net Investment Loss of $(2,734))	$ 3,693,774

* The Fund commenced investment operations on January 21, 2011.
The accompanying notes are an integral part of these financial statements.

Pinnacle Capital Management Balanced Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	Period Ended	(a)
	4/30/2011

Net Asset Value, at Beginning of Period	$ 10.00

Income From Investment Operations:
Net Investment Loss *	(0.01)
Net Gain on Securities (Realized and Unrealized)	0.36
Total from Investment Operations	0.35

Net Asset Value, at End of Period	$ 10.35

Total Return **	3.50%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 3,694
Ratio of Expenses to Average Net Assets	1.94%	***
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.34)%	***
Portfolio Turnover	0.00%

(a) The Fund commenced operations on January 21, 2011.

* Per share net investment income (loss) has been determined on the basis of average shares method.

** Total Return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of all Fund distributions.

*** Annualized

The accompanying notes are an integral part of these financial statements.

PINNACLE CAPITAL MANAGEMENT BALANCED FUND

NOTES TO FINANCIAL STATEMENTS

April 30, 2011 (Unaudited)

1.  ORGANIZATION

The Pinnacle Capital Management Funds Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, and organized as a statutory trust under the laws of Delaware by the filing of a Certificate of Trust on July 6, 2010.  The Trust is authorized to issue one or more series of beneficial interests and issue classes of any series or divide shares of any series into two or more separate classes.  The Trust currently consists of one series of units of beneficial interest (“shares”) called the Pinnacle Capital Management Balanced Fund (the “Fund”).  The Fund is a diversified fund. The investment adviser to the Fund is Pinnacle Capital Management, LLC (the "Adviser").

The Fund seeks long-term capital appreciation, current income, and preservation of capital.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the U.S. (“GAAP”).

SECURITIES VALUATIONS: All investments in securities are recorded at their estimated fair value, as described in Note 3.

ORGANIZATIONAL AND OFFERING EXPENSES:  All costs incurred by the Fund in connection with the organization, offering and initial registration of the Fund, principally professional fees, were paid on behalf of the Fund by the Advisor and will not be borne by the Fund.

FEDERAL INCOME TAXES: The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders.  Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code.  This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income.  In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded as of or during the period ended April 30, 2011, related to uncertain tax positions expected to be taken in the Fund’s 2011 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and certain State tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the period, the Fund did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS:  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes.  These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes.  During the period ended April 30, 2011, there were no distributions to shareholders.

USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements.  Actual results could differ from those estimates.

OTHER:  The Fund records security transactions on the day following the trade date.  Dividend income is recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Fund uses the highest cost first out method in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.

3.  SIGNIFICANT ACCOUNTING POLICIES

SECURITIES VALUATIONS:  As described in Note 2, all investments in securities are recorded at their estimated fair value. The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS:  A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock including ADRs, closed end mutual funds, and real estate investment trusts) - Equity securities are valued by using market quotations furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are valued by the pricing service at the NASDAQ Official Closing Price. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy.

Money market mutual funds are generally priced at the ending NAV provided by the service agent of the funds. These securities will be categorized as level 1 securities.

Fixed income securities (including corporate bonds, debentures and notes, U.S. Government Securities, municipal securities, mortgage-backed and asset-backed securities, and fixed income oriented exchange-traded funds) valued using market quotations in an active market, will be categorized as level 1 securities.  However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  These securities will generally be categorized as level 2 securities.

When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued at a fair price as determined by the Adviser in good faith, in accordance with guidelines adopted by and subject to review of the Board of Trustees (the “Board”). Manually priced securities held by the Fund (if any) are reviewed by the Board on a quarterly basis. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. These securities are categorized as level 2 or level 3, when appropriate.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of April 30, 2011:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$2,591,103	$0	$0	$2,591,103
Corporate Bonds	1,023,884	0	0	1,023,884
Cash Equivalents	61,806	0	0	61,806
Total	$3,676,793	$0	$0	$3,676,793

4.  RELATED PARTY TRANSACTIONS

INVESTMENT ADVISOR: Under the terms of the Management Agreement, the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Board of Trustees. Under the Management Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. For its services, the Adviser receives an annual investment management fee of .75% of the average daily net assets of the Fund.  For the period ended April 30, 2011, the Advisor earned $5,823 in Advisory fees.  At April 30, 2011, the Fund owed the Adviser $2,071.

Under the Services Agreement, the Adviser assumes and pays all ordinary expenses of the Fund, except that the Fund pays all management fees, brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), underlying fund fees and expenses, and extraordinary or non-recurring expenses. Under the Services Agreement, the Adviser receives an annual Services Agreement fee of 0.24% of the average daily net assets of the Fund. The Fund may also pay expenses which it is authorized to pay pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended.  For the period ended April 30, 2011, the Fund incurred $1,863 in service fees.  At April 30, 2011, the Fund owed $663 in service fees.

Pinnacle Investments, LLC (the “Distributor”), is an affiliate of the Adviser and serves as the principal underwriter and distributor of the Fund’s shares pursuant to an agreement with the Trust.  The Distributor promotes and sells shares of the Fund on a continuous basis.

  5.  CAPITAL SHARE TRANSACTIONS

At April 30, 2011, paid in capital amounted to $3,572,367 of the Fund. Transactions in capital stock were as follows:

	January 21, 2011 (commencement of operations) through April 30, 2011
	Shares	Amount
Shares sold	358,768	$3,591,317
Shares issued in reinvestment of dividends	-	-
Shares redeemed	(1,869)	(18,950)
Net increase	356,899	$3,572,367

Early Redemption Fee - The Fund will impose a 1.00% redemption fee on shares redeemed within 60 days of purchase.  During the period ended April 30, 2011, the Fund did not impose any redemption fees.

Sales Charge - There is no sales charge imposed upon purchases of Shares, but investors may be subject to a Contingent Deferred Sales Charge ("CDSC"). Specifically, if you redeem your Shares of the Fund, your redemption may be subject to a 1.00% CDSC if the shares are redeemed less than one year after the original purchase of the Shares. The CDSC will be assessed on an amount equal to the lesser of the current market value or the cost of the shares being redeemed.  During the period ended April 30, 2011, the Fund did not impose any CDSC fees.

6.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of April 30, 2011, 95.88% of all outstanding shares of the Fund are owned by National Financial Service Corp., for the benefit of its customers.

7.  DISTRIBUTION PLAN

The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act, as amended. Pursuant to the plan, Class C shares may pay for activities primarily intended to result in the sale of the Fund's Class C shares. This Distribution Plan provides that the Fund will pay the annual rate of 1.00% of the average daily net assets of the Fund's Class C shares. These activities include but are not limited to, payment to the Distributor, securities dealers, and others in respect to the sale of shares of the Fund, the printing and mailing to prospective investors of Fund prospectuses, statements of additional information, any supplements thereto, shareholder reports, the development, preparation, printing, and mailing of advertisements, sales literature, and other promotional materials describing and/or relating to shares of the Fund, holding seminars and sales meetings designed to promote the distribution of the Fund’s shares, obtaining information and providing explanations to wholesale and retail distributors of the Fund’s investment objectives and policies and other information about the Fund, training sales personnel regarding the shares of the Fund, providing distribution and shareholder servicing with respect to the Fund's shares and financing any other activity that the Fund’s distributor determines is primarily intended to result in the sale of shares of the Fund. The 1.00% for the Class C shares is comprised of a 0.25% service fee and a 0.75% distribution fee.  For the period ended April 30, 2011, the Fund incurred $7,764 in distribution fees.  At April 30, 2011, the Fund owed $5,170 in distribution fees.

8.   INVESTMENT TRANSACTIONS

For the period ended April 30, 2011, purchases and sales of investment securities, other than short-term investments, were as follows:

Purchases

Investment Securities                          $ 3,493,143

Sales

Investment Securities                          $         - 0 -

As of April 30, 2011, the net unrealized depreciation of investments for tax purposes was as follows:

Gross Appreciation                            $ 174,332

Gross (Depreciation)                             (50,191)

Net Depreciation on Investments       $ 124,141

At April 30, 2011, the aggregate cost of securities for federal income tax purposes was $3,552,652.

Pinnacle Capital Management Balanced Fund
Expense Illustration
April 30, 2011 (Unaudited)

Expense Example

As a shareholder of the Pinnacle Capital Management Balanced Fund, you incur  two types of costs: (1) transaction costs which consist of redemption fees; and (2) ongoing costs which consist of management fees, distribution and /or Service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 21, 2011 through April 30, 2011, and the six month period November 1, 2010 through April 30, 2011.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid
During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 21, 2011	April 30, 2011	January 21,2011 to April 30,2011

Actual	$1,000.00	$1,035.00	$5.41
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,008.38	$5.34

* Expenses are equal to the Fund's annualized expense ratio of 1.94%, multiplied by the average account value over the period, multiplied by 100/365 (to reflect the one-half year period).

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	November 1, 2010	April 30, 2011	November 1,2010 to April 30,2011

Actual	$1,000.00	$1,035.00	$9.79
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,015.17	$9.69

* Expenses are equal to the Fund's annualized expense ratio of 1.94%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

PINNACLE CAPITAL MANAGEMENT BALANCED FUND

ADDITIONAL INFORMATION

April 30, 2011 (Unaudited)

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12 month period ended June 30, are available without charge upon request by (1) calling the Fund at (888) 202-1338 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Portfolio Holdings - The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-888-202-1338.

Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (888) 202-1338 to request a copy of the SAI or to make shareholder inquiries.

INVESTMENT ADVISOR

Pinnacle Capital Management, LLC

100 Limestone Plaza

Fayetteville, New York 13066

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

800 Westpoint Parkway, Suite 1100

Westlake, Ohio 44145

LEGAL COUNSEL

The Law Offices of John H. Lively & Associates, Inc.

2041 West 141st Terrace, Suite 119

Leawood, KS 66224

CUSTODIAN

Huntington National Bank

41 South Street

Columbus, OH 43125

TRANSFER AGENT AND FUND ACCOUNTANT

Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

DISTRIBUTOR

Pinnacle Investments, LLC

100 Limestone

Fayetteville, NY 13066

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.   Not applicable.

Item 6.  Schedule of Investments.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not yet applicable.

Item 9.  Purchase of Equity Securities By Closed End Management Investment Company and Affiliates.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.   Not applicable.

Item 11.  Controls and Procedures.

(a)

The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)

Not applicable.

(b)

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pinnacle Capital Management Funds Trust

By /s/Steven R. Pickard

*Steven R. Pickard

President and Trustee

Date July 6, 2011

* Print the name and title of each signing officer under his or her signature.